Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 5,498,071	$ 1,428,859	$ (596,380)	$ (6,480,701)
Interest earned on marketable securities held in Trust Account	(2,473)	(325,348)	(154,572)	(383,150)
Change in fair value of warrant liabilities	(5,710,000)	(1,390,000)	360,000	5,890,000
Transaction costs allocated to warrant liability			238,423
Prepaid income taxes				(4,549)
Prepaid expenses and other current assets	(14,666)	(5,963)	(326,308)	179,329
Accounts payable and accrued expenses	(88,682)	1,759	95,139	174,312
Income taxes payable		57,823	16,225	(16,225)
Net cash used in operating activities	(317,750)	(232,870)	(367,473)	(640,984)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(100,000,000)
Cash withdrawn from Trust Account for franchise and income taxes	138,241	77,310		198,343
Net cash provided by (used in) investing activities	138,241	77,310	(100,000,000)	198,343
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			98,000,000
Proceeds from sale of Private Placement Warrants			4,000,000
Repayment of promissory note – related party			(183,876)
Payment of offering costs			(235,896)
Net cash provided by financing activities			101,580,228
Net Change in Cash	(179,509)	(155,560)	1,212,755	(442,641)
Cash – Beginning of period	770,114	1,212,755		1,212,755
Cash – End of period	590,605	1,057,195	1,212,755	770,114
Supplemental cash flow information:
Cash paid for income taxes				59,225
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption			86,198,400
Change in value of Class A common stock subject to possible redemption	$ 5,498,080	$ 1,428,850	(356,130)	(6,480,710)
Deferred underwriting fee payable			3,500,000
Payment of offering costs through promissory note – related party			183,876
Deferred offering costs paid directly by stockholder in exchange for issuance of Class B common stock			$ 25,000